Equity-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity-Based Compensation (Details) [Line Items]
Authorized for issuance (in Shares)	21,400,000
Holdings unit option and profit interest plan description	Holdings issued three types of equity instruments under the plan: - Unit Options — These Unit Awards are granted with strike prices set at fair value on the date of grant, vesting periods of various lengths, but generally over four years, and contractual lives of 10 years. - Profit Interests Units (“Profit Interests”) — These Unit Awards are granted with profit hurdles set at fair value on the date of grant with vesting periods of various lengths, but generally over four years. - Series B-4 Units Restricted Units (“B-4s”) — These Unit Awards are granted at fair value on the date of grant, the majority of which are fully vested on the grant date.
Option remaining years	7 years
Exercise price years	10 years
Incremental compensation cost		$ 1,500,000
Exchanged options to purchase shares (in Shares)	1,968,861
Issued stock options plan (in Shares)	12,818,902
Restricted stock units (in Shares)	2,741,920
Weighted average grant date fair value of unit options granted	$ 4.83	3.32
Total fair value of options vested	8,500,000	10,000.00
Total compensation cost related to nonvested awards not yet recognized	2,740,000
Weighted average grant date fair value of profits interest units granted	36,200,000
Total fair value of units vested upon grant and vested	400,000
Total compensation cost	$ 36,100,000
Weighted-average period over	1 year 11 months 8 days
Stock Options [Member]
Equity-Based Compensation (Details) [Line Items]
Weighted-average period over	2 years 8 months 19 days
Equity-based compensation expense	$ 1,200,000	$ 1,000,000
Restricted Stock Units [Member]
Equity-Based Compensation (Details) [Line Items]
Equity-based compensation expense	$ 500,000